American Century Investments®
Quarterly Portfolio Holdings
Avantis™ International Small Cap Value ETF (AVDV)
May 31, 2020

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 7.1%
Adairs Ltd.	19,340	23,748
Adbri Ltd.	64,861	117,787
Alliance Aviation Services Ltd.	20,372	36,032
Asaleo Care Ltd.	50,401	34,168
Austal Ltd.	6,702	14,959
Australian Finance Group Ltd.	30,148	31,484
Beach Energy Ltd.	448,596	475,459
Bega Cheese Ltd.	52,395	186,670
Boral Ltd.	227,162	465,569
Cedar Woods Properties Ltd.	11,679	43,432
Coronado Global Resources, Inc.	47,944	37,602
CSR Ltd.	116,696	317,090
Dicker Data Ltd.	5,657	29,619
Eclipx Group Ltd.(1)	73,108	58,108
Emeco Holdings Ltd.(1)	83,711	60,553
Galaxy Resources Ltd.(1)	10,181	5,269
Genworth Mortgage Insurance Australia Ltd.	41,690	57,846
Grange Resources Ltd.	69,090	11,225
IGO Ltd.	116,942	387,244
Iluka Resources Ltd.	90,856	492,753
Infigen Energy	120,610	48,298
Inghams Group Ltd.	66,764	152,395
MACA Ltd.	45,161	26,522
Macmahon Holdings Ltd.	176,282	29,636
McMillan Shakespeare Ltd.	16,280	93,186
McPherson's Ltd.	35,067	63,885
Mineral Resources Ltd.	48,207	598,007
MNF Group Ltd.	3,593	12,482
MyState Ltd.	14,748	39,062
New Hope Corp. Ltd.	62,734	56,583
Nick Scali Ltd.	10,819	40,072
NRW Holdings Ltd.	68,058	86,654
Nufarm Ltd.(1)	33,858	120,710
OFX Group Ltd.	36,116	31,920
Orora Ltd.	265,296	464,443
OZ Minerals Ltd.	57,775	358,818
Pacific Current Group Ltd.	14,807	50,445
Perenti Global Ltd.	302,775	240,758
Perseus Mining Ltd.(1)	327,658	280,538
Platinum Asset Management Ltd.	43,066	113,405
Ramelius Resources Ltd.	196,630	228,064
Red 5 Ltd.(1)	205,897	37,130
Regis Resources Ltd.	115,196	411,678
Resimac Group Ltd.	9,060	5,353
Resolute Mining Ltd.(1)	252,952	190,385
Sandfire Resources Ltd.	30,558	88,179
Senex Energy Ltd.(1)	284,062	43,704
Servcorp Ltd.	11,249	17,853

Sigma Healthcare Ltd.	258,313	99,982
Sims Ltd.	37,672	195,630
St. Barbara Ltd.	179,942	371,137
Stanmore Coal Ltd.	13,836	8,026
Viva Energy Group Ltd.	218,563	240,185
Western Areas Ltd.	61,878	94,207
Westgold Resources Ltd.(1)	85,960	133,139
Whitehaven Coal Ltd.	130,779	155,929
		8,115,017
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	7,426	135,841
IMMOFINANZ AG(1)	13,156	246,733
Oesterreichische Post AG	6,464	216,742
POLYTEC Holding AG(1)	2,986	16,697
Porr AG	2,093	35,400
UNIQA Insurance Group AG	19,345	130,776
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	5,425	114,176
		896,365
Belgium — 2.0%
Bekaert SA	30,561	656,248
bpost SA(1)	48,524	319,392
Deceuninck NV(1)	45,859	71,380
Kinepolis Group NV(1)	6,328	262,005
Orange Belgium SA	30,545	498,835
Tessenderlo Group SA(1)	17,146	496,641
		2,304,501
Canada — 9.6%
Advantage Oil & Gas Ltd.(1)	24,882	37,951
ARC Resources Ltd.	65,512	264,075
Argonaut Gold, Inc.(1)	30,472	41,165
B2Gold Corp.	191,242	1,054,237
Baytex Energy Corp.(1)	62,567	19,086
Birchcliff Energy Ltd.	27,345	27,805
Bird Construction, Inc.	5,222	21,581
Canacol Energy Ltd.	23,247	64,835
Canadian Western Bank	13,688	224,579
Capital Power Corp.	23,443	455,120
Cascades, Inc.	17,600	180,493
Celestica, Inc.(1)	14,720	100,282
Cenovus Energy, Inc.	144,855	631,245
CES Energy Solutions Corp.	39,680	29,108
China Gold International Resources Corp. Ltd.(1)	36,812	12,031
Chorus Aviation, Inc.	13,602	28,155
Crescent Point Energy Corp.	108,427	152,775
CRH Medical Corp.(1)	11,507	22,231
Dundee Precious Metals, Inc.	25,503	138,735
Enerplus Corp.	36,731	98,440
Equinox Gold Corp.(1)	8,358	76,730
Equitable Group, Inc.	3,065	145,631
ERO Copper Corp.(1)	10,890	126,787
Exchange Income Corp.	1,937	35,382
Finning International, Inc.	23,520	313,634
First National Financial Corp.	2,888	64,080
Fortuna Silver Mines, Inc.(1)	26,282	117,967

Frontera Energy Corp.	9,686	24,833
Genworth MI Canada, Inc.	6,285	141,097
goeasy Ltd.	2,720	106,599
Gran Colombia Gold Corp.(1)	10,530	53,612
Hardwoods Distribution, Inc.	4,190	43,244
High Liner Foods, Inc.	4,190	20,359
HLS Therapeutics, Inc.	1,935	29,288
Home Capital Group, Inc.(1)	9,571	132,007
Hudbay Minerals, Inc.	19,942	54,169
Husky Energy, Inc.	44,232	124,647
IAMGOLD Corp.(1)	74,670	278,755
Innergex Renewable Energy, Inc.	15,843	217,937
Kelt Exploration Ltd.(1)	31,590	30,286
Keyera Corp.	27,722	439,332
Largo Resources Ltd.(1)	28,377	18,549
Linamar Corp.	9,075	252,045
Lundin Mining Corp.	77,450	356,635
Martinrea International, Inc.	13,602	89,406
Methanex Corp.	265	4,294
New Gold, Inc.(1)	116,762	139,078
North American Construction Group Ltd.	4,190	26,810
Northland Power, Inc.	18,282	422,776
NuVista Energy Ltd.(1)	50,916	28,105
Ovintiv, Inc.	20,995	158,280
Paramount Resources Ltd., A Shares(1)	5,259	6,150
Parex Resources, Inc.(1)	25,780	289,846
Peyto Exploration & Development Corp.	28,371	50,690
Precision Drilling Corp.(1)	26,282	14,507
Real Matters, Inc.(1)	14,720	253,913
Roxgold, Inc.(1)	46,547	44,625
Russel Metals, Inc.	9,412	100,078
Secure Energy Services, Inc.	16,550	13,943
SEMAFO, Inc.(1)	64,216	221,073
Seven Generations Energy Ltd., Class A(1)	52,832	111,278
Tamarack Valley Energy Ltd.(1)	27,345	14,498
Teranga Gold Corp.(1)	21,060	165,500
TORC Oil & Gas Ltd.	27,345	28,599
Torex Gold Resources, Inc.(1)	15,250	210,444
Tourmaline Oil Corp.	33,030	328,177
TransAlta Corp.	10,996	64,290
Trican Well Service Ltd.(1)	31,590	19,043
Vermilion Energy, Inc.	16,282	81,123
Whitecap Resources, Inc.	88,162	129,984
Yamana Gold, Inc.	202,910	1,097,926
		10,921,970
Denmark — 1.9%
D/S Norden A/S	16,631	224,848
Dfds A/S(1)	10,777	316,483
H+H International A/S, B Shares(1)	10,440	182,686
Jyske Bank A/S(1)	15,538	430,783
NKT A/S(1)	13,960	297,525
NNIT A/S	8,530	148,110
Ringkjoebing Landbobank A/S	2,048	142,718
Spar Nord Bank A/S(1)	10,469	79,400

TORM plc	8,552	70,593
Zealand Pharma A/S(1)	7,749	304,787
		2,197,933
Finland — 1.0%
Altia Oyj	3,009	25,710
Finnair Oyj(1)	23,144	90,824
HKScan Oyj, A Shares(1)	23,259	52,917
Kemira Oyj	26,114	334,587
Outokumpu Oyj(1)	50,469	151,772
Talenom Oyj	1,644	15,135
Uponor Oyj	20,230	253,545
YIT Oyj	44,989	248,042
		1,172,532
France — 2.9%
Air France-KLM(1)	21,275	96,697
Albioma SA	9,924	352,591
ALD SA	16,894	186,663
APERAM SA	8,727	241,334
Bigben Interactive	5,425	74,512
CGG SA(1)	224,210	242,836
Cie Plastic Omnium SA	6,889	142,279
Derichebourg SA	34,208	105,205
Eramet(1)	117	4,085
Etablissements Maurel et Prom SA	19,601	37,345
Eutelsat Communications SA	10,465	104,447
FIGEAC-AERO(1)	2,900	10,999
Gaztransport Et Technigaz SA	6,284	467,765
Iliad SA	535	94,385
Innate Pharma SA(1)	7,674	48,669
LISI(1)	5,836	111,351
Maisons du Monde SA	15,066	180,845
Metropole Television SA(1)	9,326	108,402
Nexans SA(1)	10,447	427,338
Television Francaise 1(1)	16,385	92,411
Valeo SA	6,803	168,328
		3,298,487
Germany — 5.8%
Aareal Bank AG(1)	14,376	275,470
Aurubis AG	8,720	505,137
Bauer AG	3,158	39,185
Borussia Dortmund GmbH & Co. KGaA	19,512	136,252
CropEnergies AG	6,629	64,610
Deutsche Pfandbriefbank AG(1)	31,071	213,756
Deutz AG(1)	17,161	68,086
Dialog Semiconductor plc(1)	22,621	895,488
Draegerwerk AG & Co. KGaA, Preference Shares(1)	2,373	188,015
ElringKlinger AG(1)	8,724	45,519
Hamburger Hafen und Logistik AG	7,145	115,789
Hornbach Holding AG & Co. KGaA	1,587	114,132
HUGO BOSS AG	18,723	508,340
JOST Werke AG(1)	4,377	125,310
Jungheinrich AG, Preference Shares(1)	17,320	334,251
K+S AG	54,212	343,413
Kloeckner & Co. SE(1)	16,643	70,120

METRO AG	19,525	182,511
MLP SE	12,906	74,663
Rheinmetall AG	10,711	864,662
RHOEN-KLINIKUM AG(1)	3,728	74,489
SAF-Holland SE(1)	13,055	76,282
Salzgitter AG(1)	12,673	170,826
Siltronic AG	5,249	513,302
Sixt Leasing SE(1)	3,432	71,622
SMA Solar Technology AG(1)	3,444	102,435
Wacker Chemie AG	5,588	347,995
Wuestenrot & Wuerttembergische AG	5,941	108,262
		6,629,922
Hong Kong — 1.6%
Aeon Credit Service Asia Co. Ltd.	10,000	6,802
BOCOM International Holdings Co. Ltd.	303,000	39,682
Bright Smart Securities & Commodities Group Ltd.	132,000	15,740
Chow Sang Sang Holdings International Ltd.	108,000	104,085
Convenience Retail Asia Ltd.	56,000	25,169
Cowell e Holdings, Inc.	287,000	58,366
Crystal International Group Ltd.	44,000	9,783
CSI Properties Ltd.	830,000	23,733
Dah Sing Banking Group Ltd.	22,800	20,257
Dah Sing Financial Holdings Ltd.	52,800	147,456
Emperor Capital Group Ltd.(1)	264,000	3,859
Far East Consortium International Ltd.	113,000	33,043
FSE Services Group Ltd.	5,000	1,974
Get Nice Financial Group Ltd.	16,000	1,266
Get Nice Holdings Ltd.	1,630,000	24,693
Guotai Junan International Holdings Ltd.	1,686,000	200,815
Hengdeli Holdings Ltd.	232,000	9,137
Hongkong & Shanghai Hotels Ltd. (The)	46,000	40,242
Johnson Electric Holdings Ltd.	91,500	156,803
K Wah International Holdings Ltd.	368,000	150,854
Lippo China Resources Ltd.	50,000	1,003
Minmetals Land Ltd.	256,000	33,193
Pacific Basin Shipping Ltd.	1,061,000	127,621
Pico Far East Holdings Ltd.	144,000	18,627
Regal Hotels International Holdings Ltd.	12,000	5,208
Shun Tak Holdings Ltd.	876,000	311,145
Singamas Container Holdings Ltd.	478,000	27,793
Soundwill Holdings Ltd.	2,500	2,260
Sun Hung Kai & Co. Ltd.	174,000	69,766
Texwinca Holdings Ltd.	276,000	36,456
United Laboratories International Holdings Ltd. (The)	62,000	55,349
Xin Point Holdings Ltd.	9,000	1,580
		1,763,760
Ireland — 0.2%
Dalata Hotel Group plc	61,539	222,970
FBD Holdings plc(1)	3,156	24,168
Permanent TSB Group Holdings plc(1)	16,827	8,619
		255,757
Israel — 1.3%
Adgar Investment and Development Ltd.	6,700	9,797
Ashtrom Group Ltd.	6,214	82,459

Caesarstone Ltd.	5,161	57,494
Carasso Motors Ltd.	9,721	27,239
Cellcom Israel Ltd.(1)	5,675	17,817
Equital Ltd.(1)	3,401	73,364
Fattal Holdings 1998 Ltd.	133	8,428
FIBI Holdings Ltd.	4,873	131,709
First International Bank of Israel Ltd.	6,893	158,313
Fox Wizel Ltd.	1,868	69,867
Gazit-Globe Ltd.	10,990	75,685
Israel Corp. Ltd. (The)(1)	277	32,498
Menora Mivtachim Holdings Ltd.	4,290	54,873
Naphtha Israel Petroleum Corp. Ltd.(1)	5,400	21,179
Nawi Brothers Ltd.(1)	4,964	18,936
Oil Refineries Ltd.	287,901	69,913
Partner Communications Co. Ltd.(1)	14,893	61,555
Paz Oil Co. Ltd.	1,503	123,814
Phoenix Holdings Ltd. (The)(1)	22,535	106,264
Silicom Ltd.(1)	326	10,996
Tower Semiconductor Ltd.(1)	12,802	265,902
		1,478,102
Italy — 3.0%
Aeffe SpA(1)	5,941	6,316
Banca Farmafactoring SpA(1)	32,548	193,645
Banca IFIS SpA(1)	15,052	139,290
Banca Popolare di Sondrio SCPA(1)	182,269	295,547
Banco di Desio e della Brianza SpA(1)	35,420	96,535
Cairo Communication SpA(1)	41,939	68,306
Cementir Holding NV	8,195	55,944
Danieli & C Officine Meccaniche SpA	10,879	141,391
Danieli & C Officine Meccaniche SpA, Preference Shares	35,600	251,610
Digital Bros SpA(1)	1,435	36,245
Elica SpA(1)	23,770	76,439
Esprinet SpA(1)	966	4,814
FNM SpA	106,246	50,874
Geox SpA(1)	23,780	17,397
Maire Tecnimont SpA(1)	71,561	113,108
Massimo Zanetti Beverage Group SpA	3,224	13,444
Mediaset SpA(1)	99,809	170,001
OVS SpA(1)	208,283	211,664
RAI Way SpA	23,848	144,952
Reno de Medici SpA	155,487	121,553
Saras SpA(1)	362,300	325,285
Sogefi SpA(1)	11,158	10,759
Unione di Banche Italiane SpA(1)	241,958	687,209
Webuild SpA	110,321	152,932
		3,385,260
Japan — 29.3%
A&D Co. Ltd.	900	6,326
Adastria Co. Ltd.	2,100	34,220
ADEKA Corp.	10,100	140,621
Aeon Fantasy Co. Ltd.	500	8,855
AEON Financial Service Co. Ltd.	11,600	130,835
Air Water, Inc.	11,500	167,159
Airport Facilities Co. Ltd.	3,500	14,238

Aisan Industry Co. Ltd.	3,700	19,938
Akatsuki, Inc.	500	18,939
Alconix Corp.	3,200	37,781
Alinco, Inc.	500	4,430
Alps Alpine Co. Ltd.	12,700	153,780
Amuse, Inc.	1,600	35,714
AOKI Holdings, Inc.	3,500	22,364
Aoyama Trading Co. Ltd.	400	3,051
Aozora Bank Ltd.	12,600	234,445
Arata Corp.	2,200	92,771
Arcland Sakamoto Co. Ltd.	3,900	43,103
Artnature, Inc.	2,000	11,848
Asahi Co. Ltd.	2,100	30,217
Asahi Holdings, Inc.	4,500	115,617
Asanuma Corp.	900	35,372
Asia Pile Holdings Corp.	1,400	6,007
Bando Chemical Industries Ltd.	4,500	26,209
Bank of the Ryukyus Ltd.	4,400	39,623
Bunka Shutter Co. Ltd.	7,500	56,111
Cawachi Ltd.	600	14,659
Chiba Kogyo Bank Ltd. (The)	2,000	4,665
Chubu Shiryo Co. Ltd.	2,700	41,809
Cleanup Corp.	600	2,897
CMIC Holdings Co. Ltd.	1,200	17,008
CONEXIO Corp.	200	2,756
Cosmo Energy Holdings Co. Ltd.	6,700	106,203
Credit Saison Co. Ltd.	26,600	317,247
CTI Engineering Co. Ltd.	1,600	26,143
Dai Nippon Toryo Co. Ltd.	2,000	18,280
Daicel Corp.	34,800	294,873
Daido Metal Co. Ltd.	6,100	32,296
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,199
Daiki Aluminium Industry Co. Ltd.	3,900	22,107
Daikoku Denki Co. Ltd.	300	3,517
Daikyonishikawa Corp.	4,100	23,172
Daio Paper Corp.	9,800	132,331
Daito Pharmaceutical Co. Ltd.	1,400	56,670
Daiwabo Holdings Co. Ltd.	2,700	181,365
DCM Holdings Co. Ltd.	17,400	180,833
Denka Co. Ltd.	9,000	220,694
Denyo Co. Ltd.	1,700	30,313
DIC Corp.	9,900	258,697
Dowa Holdings Co. Ltd.	5,400	173,612
DyDo Group Holdings, Inc.	1,400	68,603
Eagle Industry Co. Ltd.	2,400	16,903
Eco's Co. Ltd.	300	5,308
EDION Corp.	12,900	119,744
Electric Power Development Co. Ltd.	19,300	364,318
ES-Con Japan Ltd.	600	4,504
Exedy Corp.	3,400	54,729
F.C.C. Co. Ltd.	3,700	62,912
Feed One Co. Ltd.	17,800	30,739
Ferrotec Holdings Corp.	3,500	23,465
FIDEA Holdings Co. Ltd.	11,700	11,627

Financial Products Group Co. Ltd.	3,500	19,787
Foster Electric Co. Ltd.	2,000	22,774
Fuji Co. Ltd.	2,900	50,707
Fujibo Holdings, Inc.	400	11,980
Fujikura Ltd.	36,600	107,856
Fujimori Kogyo Co. Ltd.	1,800	58,763
Fujita Kanko, Inc.	500	8,782
Fukuyama Transporting Co. Ltd.	3,400	111,790
Fumakilla Ltd.	1,400	22,325
Furukawa Battery Co. Ltd. (The)	500	2,791
Furukawa Co. Ltd.	4,800	49,771
Furukawa Electric Co. Ltd.	5,500	134,556
Furuno Electric Co. Ltd.	2,900	24,307
Furyu Corp.	1,600	13,655
Futaba Industrial Co. Ltd.	9,100	44,221
Fuyo General Lease Co. Ltd.	1,900	109,103
G-7 Holdings, Inc.	600	13,148
G-Tekt Corp.	2,400	25,278
Gecoss Corp.	2,200	20,328
Genky DrugStores Co. Ltd.	900	23,743
Geo Holdings Corp.	6,000	75,063
GLOBERIDE, Inc.	700	15,090
GMO Financial Holdings, Inc.	5,500	32,088
Goldcrest Co. Ltd.	2,600	38,104
GS Yuasa Corp.	9,800	173,646
GungHo Online Entertainment, Inc.	1,800	29,308
H2O Retailing Corp.	11,100	87,038
Hagihara Industries, Inc.	200	2,604
Hamakyorex Co. Ltd.	2,400	72,439
Hanwa Co. Ltd.	3,500	64,594
Harima Chemicals Group, Inc.	300	2,773
Hazama Ando Corp.	29,100	188,419
Heiwa Real Estate Co. Ltd.	4,800	131,316
Heiwado Co. Ltd.	5,300	95,261
Hiroshima Bank Ltd. (The)	27,500	129,016
Hitachi Capital Corp.	8,900	188,086
Hitachi Transport System Ltd.	5,600	154,137
Hitachi Zosen Corp.	31,400	119,621
Hochiki Corp.	1,300	16,496
Hokuetsu Corp.	14,000	52,785
Hokuhoku Financial Group, Inc.	13,400	113,054
Hokuto Corp.	3,400	63,321
Honeys Holdings Co. Ltd.	2,500	28,750
Hoosiers Holdings	6,300	36,043
Hosokawa Micron Corp.	500	28,281
I-Net Corp./Kanagawa	1,400	20,009
Ichigo, Inc.	36,200	103,346
Ichikoh Industries Ltd.	700	3,520
Ichinen Holdings Co. Ltd.	3,500	39,761
IDEA Consultants, Inc.	200	3,301
IDOM, Inc.	2,600	12,519
Iino Kaiun Kaisha Ltd.	12,800	40,671
Inabata & Co. Ltd.	1,000	12,250
Ines Corp.	2,800	36,483

Internet Initiative Japan, Inc.	3,700	130,790
Isetan Mitsukoshi Holdings Ltd.	35,500	237,854
Itochu Enex Co. Ltd.	2,700	21,609
IwaiCosmo Holdings, Inc.	2,200	20,135
Iwatani Corp.	3,000	105,779
Izumi Co. Ltd.	4,700	147,837
J Front Retailing Co. Ltd.	28,000	238,110
Jaccs Co. Ltd.	2,500	43,877
Japan Aviation Electronics Industry Ltd.	4,700	65,252
Japan Transcity Corp.	4,400	21,162
Japan Wool Textile Co. Ltd. (The)	7,100	66,325
JDC Corp.	6,500	33,264
JFE Holdings, Inc.	40,300	296,546
JK Holdings Co. Ltd.	3,300	26,292
Joshin Denki Co. Ltd.	2,200	45,581
JSP Corp.	1,200	16,489
JTEKT Corp.	26,300	212,525
JVCKenwood Corp.	28,900	47,262
K's Holdings Corp.	21,500	275,546
Kaga Electronics Co. Ltd.	2,400	52,088
Kajima Corp.	5,300	60,172
Kamei Corp.	3,200	31,975
Kanamoto Co. Ltd.	4,000	86,290
Kandenko Co. Ltd.	10,500	95,949
Kaneka Corp.	4,700	125,506
Kanematsu Corp.	11,800	146,546
Kanto Denka Kogyo Co. Ltd.	8,800	75,997
Kasai Kogyo Co. Ltd.	700	3,361
KAWADA TECHNOLOGIES, Inc.	200	9,471
Kawasaki Heavy Industries Ltd.	17,800	282,342
Kawasaki Kisen Kaisha Ltd.(1)	5,900	60,978
Keikyu Corp.	28,100	469,895
Kewpie Corp.	12,600	246,626
KFC Holdings Japan Ltd.	300	7,402
Kintetsu World Express, Inc.	3,800	61,324
Kirindo Holdings Co. Ltd.	1,000	20,395
Kito Corp.	300	3,300
Kitz Corp.	9,000	60,033
Kiyo Bank Ltd. (The)	7,500	116,115
Kobe Steel Ltd.(1)	35,000	130,481
Kohnan Shoji Co. Ltd.	4,800	140,277
Kojima Co. Ltd.	3,600	16,624
Komeri Co. Ltd.	3,500	86,369
Konoike Transport Co. Ltd.	3,700	42,611
Koshidaka Holdings Co. Ltd.	3,700	18,491
Kumagai Gumi Co. Ltd.	4,300	105,235
Kuraray Co. Ltd.	44,000	462,771
Kurimoto Ltd.	800	13,886
Kuriyama Holdings Corp.	400	2,046
KYB Corp.(1)	1,800	35,728
Kyoei Steel Ltd.	1,300	17,200
Kyokuyo Co. Ltd.	1,300	32,524
Kyudenko Corp.	5,900	164,052
Lacto Japan Co. Ltd.	800	28,550

Lawson, Inc.	1,800	99,572
Life Corp.	2,400	75,204
LIXIL VIVA Corp.	3,600	80,705
Macnica Fuji Electronics Holdings, Inc.	7,000	112,709
Maeda Corp.	18,200	142,862
Maeda Road Construction Co. Ltd.	6,000	111,954
Marudai Food Co. Ltd.	2,100	37,915
Maruha Nichiro Corp.	4,900	106,061
Maruwa Co. Ltd.	200	15,275
Maruzen Showa Unyu Co. Ltd.	1,100	29,356
Mazda Motor Corp.	34,900	223,507
Megmilk Snow Brand Co. Ltd.	5,800	142,428
Meiko Electronics Co. Ltd.	2,400	32,045
Mie Kotsu Group Holdings, Inc.	7,400	32,804
Mimasu Semiconductor Industry Co. Ltd.	2,300	47,845
Ministop Co. Ltd.	2,500	35,161
Mitani Sangyo Co. Ltd.	4,200	15,248
Mitsuba Corp.(1)	1,300	5,292
Mitsubishi Materials Corp.	11,900	271,216
Mitsubishi UFJ Lease & Finance Co. Ltd.	79,500	388,694
Mitsuboshi Belting Ltd.	400	6,083
Mitsui Chemicals, Inc.	23,300	484,903
Mitsui E&S Holdings Co. Ltd.(1)	9,600	50,433
Mitsui Mining & Smelting Co. Ltd.	8,800	190,015
Mitsui OSK Lines Ltd.	10,800	191,743
Mitsui Sugar Co. Ltd.	2,600	50,277
Mitsui-Soko Holdings Co. Ltd.	3,400	50,645
Mizuho Leasing Co. Ltd.	3,200	70,673
Modec, Inc.	700	10,567
Morinaga Milk Industry Co. Ltd.	5,200	218,700
Moriroku Holdings Co. Ltd.	300	4,459
Musashi Seimitsu Industry Co. Ltd.	4,200	37,936
Musashino Bank Ltd. (The)	2,300	32,413
Nachi-Fujikoshi Corp.	1,300	42,002
Nankai Electric Railway Co. Ltd.	11,900	288,437
NEC Capital Solutions Ltd.	1,200	22,659
NEC Networks & System Integration Corp.	4,500	84,652
NHK Spring Co. Ltd.	20,300	139,828
Nichi-iko Pharmaceutical Co. Ltd.	7,700	93,670
Nichiha Corp.	3,000	65,031
Nichireki Co. Ltd.	3,900	60,290
Nifco, Inc.	9,000	197,223
Nihon Chouzai Co. Ltd.	1,200	19,253
Nihon Flush Co. Ltd.	2,300	29,975
Nihon House Holdings Co. Ltd.	2,100	6,145
Nihon Tokushu Toryo Co. Ltd.	200	1,678
Nikkon Holdings Co. Ltd.	2,600	52,715
Nippon Carbon Co. Ltd.	1,500	47,649
Nippon Chemical Industrial Co. Ltd.	300	6,624
Nippon Coke & Engineering Co. Ltd.	20,300	11,875
Nippon Express Co. Ltd.	8,700	447,793
Nippon Koei Co. Ltd.	1,900	58,146
Nippon Light Metal Holdings Co. Ltd.	81,200	139,590
Nippon Paper Industries Co. Ltd.	12,800	189,114

Nippon Seiki Co. Ltd.	6,200	64,905
Nippon Yakin Kogyo Co. Ltd.	1,010	16,157
Nippon Yusen KK	25,000	360,889
Nipro Corp.	11,800	138,071
Nishi-Nippon Financial Holdings, Inc.	3,100	21,373
Nishimatsu Construction Co. Ltd.	7,800	152,739
Nishio Rent All Co. Ltd.	2,700	59,431
Nisshin Group Holdings Co. Ltd.	400	1,527
Nisshin Oillio Group Ltd. (The)	3,200	101,963
Nissin Electric Co. Ltd.	4,100	42,728
Nitto Kogyo Corp.	2,600	46,167
Nittoc Construction Co. Ltd.	2,300	15,504
Nojima Corp.	4,500	104,862
NOK Corp.	3,700	47,429
Noritz Corp.	1,700	19,899
NS United Kaiun Kaisha Ltd.	1,100	14,509
NTN Corp.	54,700	114,961
Oji Holdings Corp.	117,900	590,462
Oki Electric Industry Co. Ltd.	11,300	111,914
Okuwa Co. Ltd.	400	5,660
Onward Holdings Co. Ltd.	9,400	32,316
Open House Co. Ltd.	1,100	30,461
Organo Corp.	300	16,889
Orient Corp.	71,900	85,528
Osaka Organic Chemical Industry Ltd.	600	10,450
OSJB Holdings Corp.	17,800	40,992
Pacific Industrial Co. Ltd.	4,400	40,357
PAL GROUP Holdings Co. Ltd.	2,400	30,901
Pasco Corp.	500	6,755
Pasona Group, Inc.	1,800	21,420
Penta-Ocean Construction Co. Ltd.	52,400	273,638
Press Kogyo Co. Ltd.	11,800	29,178
Prima Meat Packers Ltd.	3,300	80,853
PS Mitsubishi Construction Co. Ltd.	5,100	26,208
Renaissance, Inc.	400	4,373
Rengo Co. Ltd.	28,800	227,838
Retail Partners Co. Ltd.	4,100	60,441
Ricoh Co. Ltd.	49,400	365,442
Ricoh Leasing Co. Ltd.	1,900	55,346
Riken Technos Corp.	8,700	35,074
Rokko Butter Co. Ltd.	1,500	22,169
Round One Corp.	9,600	81,851
Ryobi Ltd.	2,000	26,035
Ryoden Corp.	1,700	22,310
Ryosan Co. Ltd.	2,200	49,832
Sakura Internet, Inc.	500	3,020
Sala Corp.	8,800	46,738
San-A Co. Ltd.	2,100	83,512
San-Ai Oil Co. Ltd.	5,600	57,409
Sanei Architecture Planning Co. Ltd.	1,000	11,179
Sankyo Tateyama, Inc.	2,800	25,013
Sankyu, Inc.	4,900	200,087
Sanoh Industrial Co. Ltd.	1,600	12,109
Sapporo Holdings Ltd.	8,700	174,169

Sawada Holdings Co. Ltd.	800	6,852
SBI Holdings, Inc.	34,800	746,961
SBS Holdings, Inc.	2,400	53,574
SCSK Corp.	4,000	195,783
SEC Carbon Ltd.	100	6,504
Seibu Holdings, Inc.	20,100	262,803
Seikitokyu Kogyo Co. Ltd.	4,700	35,010
Seiko Epson Corp.	19,000	214,395
Seino Holdings Co. Ltd.	11,300	154,672
Seiren Co. Ltd.	5,100	63,302
Senko Group Holdings Co. Ltd.	17,600	140,524
Shibuya Corp.	1,600	45,764
Shin Nippon Air Technologies Co. Ltd.	200	4,712
Shinagawa Refractories Co. Ltd.	100	2,289
Shindengen Electric Manufacturing Co. Ltd.	800	19,763
Shinmaywa Industries Ltd.	1,200	11,896
Shinnihon Corp.	4,500	31,513
Shinoken Group Co. Ltd.	3,100	26,406
Shinsei Bank Ltd.	19,500	249,124
Showa Denko KK	17,900	428,434
Sinko Industries Ltd.	2,800	39,881
SK-Electronics Co. Ltd.	200	2,234
SKY Perfect JSAT Holdings, Inc.	11,700	47,695
Sotetsu Holdings, Inc.	10,300	295,902
St. Marc Holdings Co. Ltd.	1,900	32,994
Starts Corp., Inc.	4,800	97,662
Studio Alice Co. Ltd.	1,000	15,214
Sugi Holdings Co. Ltd.	4,100	264,791
SUMCO Corp.	36,400	558,945
Sumida Corp.	1,200	8,203
Sumitomo Densetsu Co. Ltd.	700	16,279
Sumitomo Forestry Co. Ltd.	20,300	258,584
Sumitomo Osaka Cement Co. Ltd.	3,500	123,204
Sumitomo Riko Co. Ltd.	4,000	23,568
Sumitomo Rubber Industries Ltd.	26,600	270,812
Sumitomo Seika Chemicals Co. Ltd.	900	25,397
Suruga Bank Ltd.	22,200	80,683
SWCC Showa Holdings Co. Ltd.	3,900	41,981
T-Gaia Corp.	900	19,143
Taiheiyo Cement Corp.	13,900	329,085
Taikisha Ltd.	3,900	121,889
Taiyo Yuden Co. Ltd.	14,200	396,027
Takamatsu Construction Group Co. Ltd.	2,600	61,896
Takamiya Co. Ltd.	600	2,786
Takara Leben Co. Ltd.	11,700	40,774
Takara Standard Co. Ltd.	500	7,308
Takashimaya Co. Ltd.	17,900	172,067
Takeei Corp.	2,200	19,762
Takuma Co. Ltd.	10,700	139,600
Tamron Co. Ltd.	1,900	35,875
Taoka Chemical Co. Ltd.	100	8,780
Teijin Ltd.	23,500	385,010
Teikoku Electric Manufacturing Co. Ltd.	900	10,951
Tobishima Corp.	1,500	15,540

Toda Corp.	35,000	215,894
Toho Titanium Co. Ltd.	1,900	11,872
TOKAI Holdings Corp.	11,700	109,273
Tokai Rika Co. Ltd.	4,500	65,949
Tokuyama Corp.	8,700	208,361
Tokyo Century Corp.	3,900	169,860
Tokyo Dome Corp.	11,200	93,743
Tokyo Electron Device Ltd.	900	23,635
Tomoku Co. Ltd.	800	12,792
TOMONY Holdings, Inc.	3,100	9,960
Topre Corp.	4,900	58,950
Tosoh Corp.	34,900	485,780
Towa Corp.	2,400	24,978
Towa Pharmaceutical Co. Ltd.	3,400	71,559
Toyo Construction Co. Ltd.	13,700	54,593
Toyo Gosei Co. Ltd.	200	16,322
Toyo Seikan Group Holdings Ltd.	18,200	193,851
Toyo Tanso Co. Ltd.	200	3,023
Toyobo Co. Ltd.	11,000	154,236
Toyoda Gosei Co. Ltd.	9,500	203,334
Toyota Boshoku Corp.	9,200	129,766
TPR Co. Ltd.	2,200	30,032
TS Tech Co. Ltd.	3,100	86,970
Tsubakimoto Chain Co.	3,000	77,627
Tsukishima Kikai Co. Ltd.	3,300	39,439
Tsukui Corp.	5,900	27,590
Tsuzuki Denki Co. Ltd.	800	9,332
UACJ Corp.	3,700	68,438
Ube Industries Ltd.	13,300	237,915
Uchida Yoko Co. Ltd.	1,300	68,168
Unipres Corp.	3,000	29,103
Valor Holdings Co. Ltd.	7,200	141,372
VT Holdings Co. Ltd.	8,300	29,476
Wacom Co. Ltd.	10,900	49,235
Wakachiku Construction Co. Ltd.	500	5,369
Wakita & Co. Ltd.	6,000	57,332
Warabeya Nichiyo Holdings Co. Ltd.	2,000	32,593
Xebio Holdings Co. Ltd.	900	7,797
Yahagi Construction Co. Ltd.	4,100	29,365
YAMABIKO Corp.	4,800	43,733
Yamaha Motor Co. Ltd.	23,500	339,707
Yamato Corp.	700	4,306
Yaoko Co. Ltd.	1,100	71,848
Yokohama Reito Co. Ltd.	7,300	62,205
Yokohama Rubber Co. Ltd. (The)	11,700	176,976
Yorozu Corp.	3,000	32,316
Yurtec Corp.	5,700	33,416
Zeon Corp.	1,100	10,604
		33,387,365
Netherlands — 2.1%
AerCap Holdings NV(1)	9,396	302,927
ASR Nederland NV	11,138	307,208
BE Semiconductor Industries NV	10,476	401,554
Flow Traders	3,231	113,032

Fugro NV, CVA(1)	25,164	95,739
Heijmans NV, CVA(1)	15,142	103,282
Koninklijke BAM Groep NV(1)	95,383	162,311
NIBC Holding NV	14,462	115,380
Pharming Group NV(1)	394,393	586,329
SIF Holding NV(1)	5,674	64,102
TKH Group NV, CVA	3,237	114,602
		2,366,466
New Zealand — 0.6%
Air New Zealand Ltd.	178,012	151,576
New Zealand Refining Co. Ltd. (The)	88,485	38,547
Oceania Healthcare Ltd.	109,717	60,916
SKYCITY Entertainment Group Ltd.	208,626	317,656
Tourism Holdings Ltd.	28,463	31,138
Z Energy Ltd.	19,676	34,476
		634,309
Norway — 1.8%
Avance Gas Holding Ltd.	23,593	50,609
BW Energy Ltd.(1)	6,027	9,089
BW LPG Ltd.	50,773	169,736
BW Offshore Ltd.(1)	46,212	153,501
DNO ASA	179,481	93,613
Golden Ocean Group Ltd.	16,456	50,709
Komplett Bank ASA(1)	24,476	16,755
Norwegian Finans Holding ASA(1)	39,767	284,326
Odfjell Drilling Ltd.(1)	22,454	22,946
PGS ASA(1)	224,764	73,622
Selvaag Bolig ASA	14,290	73,902
SpareBank 1 Nord Norge	29,323	194,677
Sparebank 1 Oestlandet	11,511	108,508
SpareBank 1 SMN	1,874	15,142
Sparebanken Vest	38,836	240,257
Stolt-Nielsen Ltd.	12,752	109,339
TGS Nopec Geophysical Co. ASA	23,062	330,200
Veidekke ASA(1)	2,848	29,103
Wallenius Wilhelmsen ASA	25,336	37,948
		2,063,982
Portugal — 0.2%
Semapa-Sociedade de Investimento e Gestao	27,175	250,911
Sonae SGPS SA	15,422	11,539
		262,450
Singapore — 1.3%
Accordia Golf Trust	480,400	206,203
Banyan Tree Holdings Ltd.(1)	79,300	13,268
Boustead Singapore Ltd.	113,200	49,712
BRC Asia Ltd.	35,000	32,806
China Sunsine Chemical Holdings Ltd.	245,300	63,552
Chip Eng Seng Corp. Ltd.	92,400	34,084
Food Empire Holdings Ltd.	53,500	18,989
Frencken Group Ltd.(1)	167,400	94,478
Golden Agri-Resources Ltd.	3,662,800	398,143
Hong Leong Asia Ltd.(1)	122,400	43,983
Hour Glass Ltd. (The)	79,400	36,031
Hutchison Port Holdings Trust, U Shares	3,028,600	349,525

Indofood Agri Resources Ltd.(1)	104,700	22,606
Japfa Ltd.(1)	62,700	29,671
Koufu Group Ltd.	45,300	20,873
Mewah International, Inc.	61,500	8,706
OUE Ltd.	52,900	43,154
QAF Ltd.	26,300	14,283
Sunningdale Tech Ltd.	63,300	44,266
		1,524,333
Spain — 1.8%
Acerinox SA	50,654	402,961
Atresmedia Corp. de Medios de Comunicacion SA	23,157	62,120
Construcciones y Auxiliar de Ferrocarriles SA	6,113	211,024
Ence Energia y Celulosa SA	25,150	77,566
Ercros SA	14,548	30,525
Gestamp Automocion SA	23,018	68,170
Grenergy Renovables(1)	1,245	18,251
Liberbank SA(1)	373,943	64,831
Mediaset Espana Comunicacion SA(1)	46,826	166,948
Melia Hotels International SA	37,771	187,976
Neinor Homes SA(1)	26,454	238,490
Prosegur Cia de Seguridad SA	32,301	72,586
Sacyr SA	129,219	253,944
Tecnicas Reunidas SA(1)	10,119	158,482
Viscofan SA	1,148	75,662
		2,089,536
Sweden — 6.2%
Bahnhof AB, B Shares	21,814	67,532
Bilia AB, A Shares(1)	43,273	354,123
BioArctic AB(1)	11,992	95,691
Bonava AB, B Shares	16,372	74,585
Bure Equity AB(1)	29,369	605,978
Cibus Nordic Real Estate AB	3,791	55,695
Clas Ohlson AB, B Shares	29,785	312,196
Collector AB(1)	19,127	28,098
Dios Fastigheter AB	22,819	154,798
Eolus Vind AB, B Shares	16,814	224,451
Granges AB(1)	36,550	292,420
Haldex AB(1)	10,101	40,045
Hexatronic Group AB(1)	12,027	65,902
Hoist Finance AB(1)	33,699	88,749
Klovern AB, B Shares	254,943	405,364
Kungsleden AB	43,794	318,775
Maha Energy AB(1)	18,449	22,095
Modern Times Group MTG AB, B Shares(1)	42,160	481,472
Mycronic AB(1)	34,719	612,101
NCC AB, B Shares	5,413	85,874
Nobia AB(1)	34,219	154,386
Nobina AB(1)	35,423	206,826
Nolato AB, B Shares(1)	9,167	620,829
NP3 Fastigheter AB	18,516	162,109
Orexo AB(1)	11,238	94,729
Pandox AB(1)	19,670	231,731
Paradox Interactive AB	14,814	327,307
RaySearch Laboratories AB(1)	7,833	68,966

Resurs Holding AB	50,602	214,691
SAS AB(1)	107,108	105,512
Scandi Standard AB(1)	27,976	183,065
SkiStar AB	20,088	222,058
Tethys Oil AB	12,281	60,872
		7,039,025
Switzerland — 5.0%
Arbonia AG(1)	13,540	122,504
Autoneum Holding AG(1)	2,002	194,689
Bobst Group SA	4,361	263,046
Bossard Holding AG, Class A	2,200	304,867
Conzzeta AG	910	802,670
EFG International AG(1)	92,047	604,000
Huber + Suhner AG	10,364	713,160
Implenia AG	8,684	355,986
Leonteq AG(1)	12,034	432,591
Schmolz + Bickenbach AG(1)	471,975	84,044
Swissquote Group Holding SA	1,858	124,109
u-blox Holding AG(1)	3,077	206,010
Valiant Holding AG	14,182	1,269,991
Zehnder Group AG	6,730	260,456
		5,738,123
United Kingdom — 14.1%
Aggreko plc	63,012	367,531
Amigo Holdings plc	21,232	4,916
Anglo Asian Mining plc	21,334	33,500
Bank of Georgia Group plc(1)	6,981	80,042
Biffa plc	52,474	162,658
Bodycote plc	6,805	51,118
Britvic plc	44,457	395,605
Cairn Energy plc(1)	166,538	258,566
Centamin plc	248,978	508,653
Central Asia Metals plc	28,454	54,772
Close Brothers Group plc	32,124	429,519
Coats Group plc	315,899	211,089
Computacenter plc	18,636	370,444
Crest Nicholson Holdings plc	56,224	184,865
Daily Mail & General Trust plc	12,726	112,361
Dart Group plc	21,338	233,247
Devro plc	42,724	86,990
Direct Line Insurance Group plc	45,282	148,669
Diversified Gas & Oil plc	104,425	134,412
easyJet plc	32,627	275,703
Electrocomponents plc	63,447	500,037
EnQuest plc(1)	465,208	68,196
Evraz plc	80,393	282,617
Ferrexpo plc	47,604	103,730
Forterra plc	45,617	110,099
Galliford Try Holdings plc	22,640	32,867
Go-Ahead Group plc (The)	9,921	134,147
Grafton Group plc	22,314	172,845
Greggs plc	21,492	492,154
Gulf Keystone Petroleum Ltd.	50,460	44,604
Gym Group plc (The)	35,780	79,926

Hochschild Mining plc	57,609	142,806
Howden Joinery Group plc	101,023	738,635
Ibstock plc	84,917	193,257
IG Group Holdings plc	72,896	691,383
Inchcape plc	96,250	596,821
Indivior plc(1)	104,753	79,741
J Sainsbury plc	301,849	725,575
Jadestone Energy, Inc.(1)	74,312	51,769
KAZ Minerals plc	38,307	225,852
Keller Group plc	19,155	150,756
Lookers plc	39,595	12,296
Luceco plc	19,770	26,361
Luxfer Holdings plc	2,972	41,578
Marks & Spencer Group plc	156,870	190,196
Marston's plc	187,761	144,383
Mitchells & Butlers plc(1)	49,965	111,929
Pagegroup plc	72,917	336,109
Pan African Resources plc	588,557	108,189
Petrofac Ltd.	54,137	113,917
Photo-Me International plc	71,628	41,686
Plus500 Ltd.	24,564	403,454
Premier Oil plc(1)	161,572	53,711
Quilter plc	519,395	833,332
Reach plc	85,271	87,665
Redde Northgate plc	37,438	88,408
Redrow plc	49,689	288,529
Rhi Magnesita NV	4,802	143,983
Serica Energy plc(1)	39,499	57,981
Sirius Real Estate Ltd.	228,556	224,997
Speedy Hire plc	127,636	85,377
St. James's Place plc	66,513	758,555
Superdry plc	8,896	14,637
Tate & Lyle plc	84,099	701,806
Taylor Wimpey plc	150,088	267,561
Tullow Oil plc	62,148	17,281
Vistry Group plc	45,868	434,715
WM Morrison Supermarkets plc	337,415	780,588
		16,091,701
TOTAL COMMON STOCKS (Cost $112,550,368)		113,616,896
RIGHTS†
Japan†
Chiba Kogyo Bank Ltd. (The) (Cost $—)	2,000	19
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $80,816)	80,816	80,816
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $112,631,184)		113,697,731
OTHER ASSETS AND LIABILITIES — 0.3%		371,544
TOTAL NET ASSETS — 100.0%		$114,069,275

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.8%
Materials	21.6%
Financials	15.0%
Consumer Discretionary	12.7%
Energy	7.2%
Information Technology	6.2%
Consumer Staples	6.1%
Communication Services	3.0%
Health Care	2.3%
Real Estate	1.9%
Utilities	1.8%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	412,995	113,203,901	—
Rights	—	19	—
Temporary Cash Investments	80,816	—	—
	493,811	113,203,920	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.